Subsequent Events (Narrative) (Details) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Second tranche of 2014 Financing Transactions [Member]
Subsequent Event [Line Items]
Subsequent event, proceeds		$ 1,522,500
Subsequent event, common stock and warrant units issued (in Shares)		1,522,500
Subsequent event, number of shares of common stock in each unit (in Shares)		1
Subsequent event, number of warrants in each unit (in Shares)		1
Subsequent event, number of common shares issued, technology agreement (in Shares)	$ 110,000
Subsequent event, technology agreement, percent royalty on sales to be paid by company (in Percent)	5.00%